FINANCIAL RISK MANAGEMENT - Sensitivity Analysis of Currency Risk (Details) - Currency risk $ in Thousands	12 Months Ended
Dec. 31, 2020 USD ($)
TRY
Disclosure of nature and extent of risks arising from financial instruments [line items]
Sensitivity analysis for types of market risk, reasonably possible change in risk variable, Impact on net income	$ 2,453
CAD
Disclosure of nature and extent of risks arising from financial instruments [line items]
Sensitivity analysis for types of market risk, reasonably possible change in risk variable, Impact on net income	1,935
ARS
Disclosure of nature and extent of risks arising from financial instruments [line items]
Sensitivity analysis for types of market risk, reasonably possible change in risk variable, Impact on net income	$ 485